Unit-Based Compensation Plans (Tables)	12 Months Ended
Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
UNIT-BASED COMPENSATION PLANS
UNIT-BASED COMPENSATION PLANS:
ETP Unit-Based Compensation Plan
We have issued equity incentive plans for employees, officers and directors, which provide for various types of awards, including options to purchase ETP Common Units, restricted units, phantom units, Common Units, distribution equivalent rights (“DERs”), Common Unit appreciation rights, and other unit-based awards. As of December 31, 2016, an aggregate total of 2.7 million ETP Common Units remain available to be awarded under our equity incentive plans.
Restricted Units
We have granted restricted unit awards to employees that vest over a specified time period, typically a five-year service vesting requirement, with vesting based on continued employment as of each applicable vesting date. Upon vesting, ETP Common Units are issued. These unit awards entitle the recipients of the unit awards to receive, with respect to each Common Unit subject to such award that has not either vested or been forfeited, a cash payment equal to each cash distribution per Common Unit made by us on our Common Units promptly following each such distribution by us to our Unitholders. We refer to these rights as “distribution equivalent rights.” Under our equity incentive plans, our non-employee directors each receive grants with a five-year service vesting requirement.
The following table shows the activity of the awards granted to employees and non-employee directors:

	Number of Units	Weighted Average Grant-Date Fair Value Per Unit
Unvested awards as of December 31, 2015	7.2	$31.74
Awards granted	3.8	23.82
Awards vested	(1.2)	35.48
Awards forfeited	(0.3)	32.26
Unvested awards as of December 31, 2016	9.5	27.69

During the years ended December 31, 2016, 2015, and 2014, the weighted average grant-date fair value per unit award granted was $23.82, $23.47 and $40.57, respectively. The total fair value of awards vested was $28 million, $49 million and $26 million, respectively, based on the market price of ETP Common Units as of the vesting date. As of December 31, 2016, a total of 9.5 million unit awards remain unvested, for which ETP expects to recognize a total of $179 million in compensation expense over a weighted average period of 2.1 years.
Cash Restricted Units. The Partnership has also granted cash restricted units, which vest 100% at the end of the third year of service. A cash restricted unit entitles the award recipient to receive cash equal to the market value of one ETP Common Unit upon vesting.
As of December 31, 2016, a total of 0.4 million unvested cash restricted units were outstanding.
Based on the trading price of ETP Common Units at December 31, 2016, the Partnership expects to recognize $3 million of unit-based compensation expense related to non-vested cash restricted units over a period of 1.0 year.
Sunoco Logistics Unit-Based Compensation Plan
Sunoco Logistics’ general partner has a long-term incentive plan for employees and directors, which permits the grant of restricted units, phantom unit awards, unit appreciation rights, unrestricted unit awards and other unit-based awards.
Restricted Units
Sunoco Logistics has granted restricted unit awards to employees and directors that entitle the grantees to receive Sunoco Logistics common units or, at the discretion of the Sunoco Logistics compensation committee, an amount of cash equivalent to the value of common units upon vesting. Sunoco Logistics’ outstanding restricted unit awards are time-vested grants, the vesting of which occurs over a five-year period, and is conditioned solely upon continued employment or service as of the applicable vesting date. These unit awards entitle the grantees of the unit awards to receive an amount of cash equal to the per unit cash distributions made by Sunoco Logistics during the period the restricted unit is outstanding.
The following table summarizes the activity of the Sunoco Logistics restricted unit awards:

	Number of Sunoco Logistics Units	Weighted Average Grant-Date Fair Value Per Sunoco Logistics Unit
Unvested awards as of December 31, 2015	2.5	$33.16
Awards granted	1.3	23.21
Awards vested	(0.5)	34.19
Awards forfeited	(0.1)	33.72
Unvested awards as of December 31, 2016	3.2	28.57

During the years ended December 31, 2016, 2015 and 2014, the weighted average grant-date fair value per unit award granted was $23.21, $29.54 and $41.59, respectively. The total fair value of restricted unit awards vested for the years ended December 31, 2016, 2015 and 2014, was $12 million, $8 million, and $30 million, respectively, based on the market price of Sunoco Logistics’ common units as of the vesting date. As of December 31, 2016, estimated compensation cost related to non-vested awards not yet recognized was $57 million, and the weighted average period over which this cost is expected to be recognized in expense is 3.0 years.

Activity of the awards granted to employees and non-employee directors
The following table shows the activity of the awards granted to employees and non-employee directors:

	Number of Units	Weighted Average Grant-Date Fair Value Per Unit
Unvested awards as of December 31, 2015	7.2	$31.74
Awards granted	3.8	23.82
Awards vested	(1.2)	35.48
Awards forfeited	(0.3)	32.26
Unvested awards as of December 31, 2016	9.5	27.69

Sunoco Logistics [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
UNIT-BASED COMPENSATION PLANS
The following table summarizes the activity of the Sunoco Logistics restricted unit awards:

	Number of Sunoco Logistics Units	Weighted Average Grant-Date Fair Value Per Sunoco Logistics Unit
Unvested awards as of December 31, 2015	2.5	$33.16
Awards granted	1.3	23.21
Awards vested	(0.5)	34.19
Awards forfeited	(0.1)	33.72
Unvested awards as of December 31, 2016	3.2	28.57